Vanguard® Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.8%)
	Linde plc	205,547	101,902
	Newmont Corp.	352,984	38,211
	Ecolab Inc.	132,860	35,344
	Freeport-McMoRan Inc.	536,716	31,548
	Fastenal Co.	522,914	24,263
	Air Products and Chemicals Inc.	82,100	23,849
	Alcoa Corp.	350,523	23,250
	Southern Copper Corp.	114,688	19,733
	Albemarle Corp.	89,152	16,006
	FMC Corp.	798,069	13,743
	Reliance Inc.	43,502	13,221
	Anglogold Ashanti plc	119,360	11,621
	Steel Dynamics Inc.	59,902	10,782
	Nucor Corp.	60,321	10,200
	Avery Dennison Corp.	52,439	9,055
	Huntsman Corp.	673,093	8,959
	LyondellBasell Industries NV Class A	98,670	7,949
	Royal Gold Inc.	31,085	7,911
	Solstice Advanced Materials Inc.	103,091	7,851
*	RBC Bearings Inc.	14,101	7,659
	Celanese Corp.	101,053	6,646
	Element Solutions Inc.	176,547	6,027
	CF Industries Holdings Inc.	46,266	6,007
	Mosaic Co.	188,237	4,800
*	MP Materials Corp.	99,229	4,789
	International Flavors & Fragrances Inc.	50,969	3,698
	Carpenter Technology Corp.	7,685	3,029
	Scotts Miracle-Gro Co.	47,266	2,874
	Hexcel Corp.	33,002	2,671
	Westlake Corp.	18,022	2,105
	Chemours Co.	49,158	1,083
	International Paper Co.	29,502	1,053
	Eastman Chemical Co.	11,513	879
*	Cleveland-Cliffs Inc.	38,965	329
	NewMarket Corp.	39	25
	Timken Co.	248	25
			469,097
Consumer Discretionary (14.1%)
*	Amazon.com Inc.	4,102,354	854,397
*	Tesla Inc.	1,208,442	449,238
	Walmart Inc.	1,925,328	239,280
	Costco Wholesale Corp.	198,400	197,692
*	Netflix Inc.	1,918,670	184,480
	Home Depot Inc.	401,814	132,153
	McDonald's Corp.	277,959	86,387
	Walt Disney Co.	763,854	73,620
	Lowe's Cos. Inc.	281,040	66,404
	TJX Cos. Inc.	409,999	65,477
*	Uber Technologies Inc.	864,257	62,166
	Booking Holdings Inc.	14,501	61,054
	Marriott International Inc. Class A	175,101	57,270
*	O'Reilly Automotive Inc.	616,555	56,914
	Starbucks Corp.	463,608	41,535
*	Copart Inc.	1,025,902	34,060
*	Spotify Technology SA	68,431	33,183
	Ross Stores Inc.	146,662	31,771
*	Warner Bros Discovery Inc.	1,149,790	31,573
	eBay Inc.	339,551	30,906
	General Motors Co.	410,369	30,573
*	AutoZone Inc.	8,075	27,276
	Hilton Worldwide Holdings Inc.	89,174	27,116
	Royal Caribbean Cruises Ltd.	98,505	27,107

		Shares	Market Value ($000)
*	United Airlines Holdings Inc.	263,107	24,224
	Electronic Arts Inc.	112,726	22,981
	NIKE Inc. Class B	432,525	22,846
	Somnigroup International Inc.	304,711	22,524
*	Chipotle Mexican Grill Inc.	700,440	22,421
	DR Horton Inc.	162,652	22,319
	Yum! Brands Inc.	140,313	21,816
	Delta Air Lines Inc.	307,256	20,426
*	Airbnb Inc. Class A	157,970	19,948
*	Live Nation Entertainment Inc.	122,564	18,692
	Target Corp.	150,660	18,260
*	Take-Two Interactive Software Inc.	91,454	18,062
*	Aptiv plc	255,637	17,751
*	ROBLOX Corp. Class A	291,000	16,459
	Expedia Group Inc.	68,205	15,748
*	AutoNation Inc.	76,111	14,861
	PulteGroup Inc.	124,533	14,646
	Darden Restaurants Inc.	68,336	13,397
*	Carvana Co.	41,683	13,104
	Toll Brothers Inc.	93,872	12,811
*	BJ's Wholesale Club Holdings Inc.	118,662	11,679
*	Lululemon Athletica Inc.	75,341	11,535
*	Flutter Entertainment plc	108,656	11,077
	Lennar Corp. Class A	127,303	11,055
	Hyatt Hotels Corp. Class A	76,726	11,032
	Carnival Corp.	414,330	10,723
	Omnicom Group Inc.	139,624	10,515
	Estee Lauder Cos. Inc. Class A	134,742	9,670
*	Burlington Stores Inc.	28,811	9,375
*	Dollar Tree Inc.	84,951	9,303
	Fox Corp. Class A	154,952	9,049
*	Ulta Beauty Inc.	16,778	8,770
*	Liberty Media Corp.-Liberty Formula One Class C	102,072	8,678
*	Liberty Live Holdings Inc. Class A	94,390	8,650
	Ford Motor Co.	718,520	8,292
*	NVR Inc.	1,205	7,941
	Dollar General Corp.	65,783	7,810
	Pool Corp.	37,930	7,674
	Southwest Airlines Co.	203,056	7,629
	PVH Corp.	107,670	7,511
	Hasbro Inc.	76,898	7,198
*	Rivian Automotive Inc. Class A	470,328	7,078
*	Deckers Outdoor Corp.	67,089	6,715
	Gentex Corp.	295,499	6,457
*	Valvoline Inc.	188,394	6,345
	BorgWarner Inc.	112,717	6,116
*	MGM Resorts International	163,296	6,044
	Garmin Ltd.	25,215	5,850
*	Coupang Inc.	307,611	5,808
*	Planet Fitness Inc. Class A	76,972	5,725
	Ralph Lauren Corp.	16,358	5,627
*	Under Armour Inc. Class C	962,478	5,573
*	Liberty Media Corp.-Liberty Formula One Class A	71,269	5,565
*	GameStop Corp. Class A	240,782	5,548
	Tractor Supply Co.	120,909	5,477
*	DraftKings Inc. Class A	237,271	5,130
*	CarMax Inc.	122,357	5,088
*	Norwegian Cruise Line Holdings Ltd.	257,285	4,811
*	Liberty Live Holdings Inc. Class C	46,770	4,402
*	RH	30,721	4,295
*	Five Below Inc.	18,670	4,266
*	Wayfair Inc. Class A	55,476	4,172
	RB Global Inc.	40,384	3,871
*	SiteOne Landscape Supply Inc.	28,726	3,824
	News Corp. Class A	153,012	3,815
*	Grand Canyon Education Inc.	20,393	3,467
	Lithia Motors Inc. Class A	13,343	3,332
	New York Times Co. Class A	37,186	3,114
*	Dutch Bros Inc. Class A	59,340	3,006
	Rollins Inc.	55,486	2,964

		Shares	Market Value ($000)
	Tapestry Inc.	19,268	2,719
*	Ollie's Bargain Outlet Holdings Inc.	26,909	2,477
	Las Vegas Sands Corp.	45,601	2,457
*	Floor & Decor Holdings Inc. Class A	47,227	2,399
	VF Corp.	131,027	2,226
*	Cava Group Inc.	27,280	2,207
	Sirius XM Holdings Inc.	95,641	2,207
*	Madison Square Garden Sports Corp.	6,489	2,086
*	QuantumScape Corp. Class A	310,903	1,984
	Aramark	46,461	1,884
*	Versant Media Group Inc.	49,901	1,847
	Domino's Pizza Inc.	4,778	1,714
*	Mattel Inc.	114,249	1,660
	U-Haul Holding Co. (XNYS)	33,300	1,488
	Genuine Parts Co.	14,008	1,481
	LKQ Corp.	49,034	1,440
	News Corp. Class B	50,143	1,430
	Macy's Inc.	78,848	1,426
	Wynn Resorts Ltd.	13,988	1,420
	Murphy USA Inc.	2,489	1,230
*	Alaska Air Group Inc.	33,363	1,227
	Williams-Sonoma Inc.	5,786	1,055
*	elf Beauty Inc.	17,011	1,031
*	SharkNinja Inc.	9,335	989
*	Lucid Group Inc. Class A	103,816	989
	Lennar Corp. Class B	10,972	923
*	Caesars Entertainment Inc.	33,024	873
*	Amer Sports Inc.	25,225	830
*	Lyft Inc. Class A	58,607	779
*	Penn Entertainment Inc.	51,697	777
	Best Buy Co. Inc.	11,357	729
*	YETI Holdings Inc.	16,599	607
*	Trade Desk Inc. Class A	23,010	522
*	Bright Horizons Family Solutions Inc.	5,665	465
	Boyd Gaming Corp.	4,055	333
*	Etsy Inc.	4,914	246
*	U-Haul Holding Co.	3,800	182
*	Crocs Inc.	2,148	178
	Dick's Sporting Goods Inc.	200	40
	Thor Industries Inc.	381	30
	Service Corp. International	300	25
			3,664,191
Consumer Staples (3.9%)
	Procter & Gamble Co.	1,012,847	146,296
	Coca-Cola Co.	1,600,073	121,686
	Philip Morris International Inc.	549,413	90,840
	PepsiCo Inc.	559,806	86,932
	McKesson Corp.	66,291	57,366
	Colgate-Palmolive Co.	440,492	37,543
*	Monster Beverage Corp.	480,561	34,821
	Mondelez International Inc. Class A	590,627	34,044
	Cencora Inc.	108,183	33,985
	CVS Health Corp.	450,391	32,347
	Kroger Co.	412,017	29,814
	Corteva Inc.	340,485	28,502
	Casey's General Stores Inc.	27,851	20,272
	Church & Dwight Co. Inc.	195,123	18,209
	Archer-Daniels-Midland Co.	232,055	16,868
	Hershey Co.	78,631	16,347
	Altria Group Inc.	241,258	15,921
	Pilgrim's Pride Corp.	399,931	15,101
*	US Foods Holding Corp.	156,099	14,394
	Constellation Brands Inc. Class A	94,820	14,223
*	Boston Beer Co. Inc. Class A	59,445	13,696
	Kenvue Inc.	628,337	10,832
	Tyson Foods Inc. Class A	161,658	10,357
*	Darling Ingredients Inc.	162,905	10,076
*	Post Holdings Inc.	101,168	10,001
	McCormick & Co. Inc. (Non-Voting)	168,532	8,501

		Shares	Market Value ($000)
*	Performance Food Group Co.	97,402	8,343
	Coca-Cola Consolidated Inc.	37,702	7,229
	Clorox Co.	63,509	6,581
	Ingredion Inc.	54,014	6,085
	Bunge Global SA	47,001	5,978
*	Celsius Holdings Inc.	161,736	5,738
	Sysco Corp.	80,346	5,731
	Seaboard Corp.	980	5,541
	Keurig Dr Pepper Inc.	200,402	5,277
*	Freshpet Inc.	89,030	5,249
	Hormel Foods Corp.	209,848	4,753
	J M Smucker Co.	43,525	4,198
	Kimberly-Clark Corp.	43,221	4,169
	Brown-Forman Corp. Class B	143,688	3,799
	Molson Coors Beverage Co. Class B	71,712	3,088
*	Sprouts Farmers Market Inc.	39,591	3,054
	General Mills Inc.	80,267	2,988
	Lamb Weston Holdings Inc.	27,215	1,150
	Spectrum Brands Holdings Inc.	11,875	875
	Kraft Heinz Co.	31,037	698
	Primo Brands Corp. Class A	25,269	476
			1,019,974
Energy (4.2%)
	Exxon Mobil Corp.	1,798,440	305,123
	Chevron Corp.	843,547	174,530
	ConocoPhillips	612,761	80,884
	Cheniere Energy Inc.	173,517	49,237
	Marathon Petroleum Corp.	188,281	45,974
	Valero Energy Corp.	155,741	38,481
	SLB Ltd.	680,643	34,978
	Occidental Petroleum Corp.	533,473	34,676
	EOG Resources Inc.	235,362	34,026
	EQT Corp.	496,689	31,609
	Phillips 66	158,889	28,946
	Devon Energy Corp.	502,823	25,302
	Baker Hughes Co.	396,566	24,210
	Targa Resources Corp.	93,422	23,424
	Halliburton Co.	557,227	21,726
	Williams Cos. Inc.	287,874	20,952
	Diamondback Energy Inc.	89,730	17,748
*	Antero Resources Corp.	355,855	15,103
	Coterra Energy Inc.	363,421	12,771
	Texas Pacific Land Corp.	26,733	12,686
	Expand Energy Corp.	107,186	11,767
	TechnipFMC plc	157,034	10,856
*	First Solar Inc.	49,396	9,744
	Weatherford International plc	91,735	8,676
	APA Corp.	144,948	6,152
	DT Midstream Inc.	40,285	5,425
	Range Resources Corp.	108,753	4,913
	NOV Inc.	212,970	4,006
*	Enphase Energy Inc.	67,221	2,542
	Antero Midstream Corp.	95,607	2,180
	ONEOK Inc.	18,367	1,660
	Kinder Morgan Inc.	36,206	1,214
			1,101,521
Financials (10.2%)
*	Berkshire Hathaway Inc. Class B	884,919	424,053
	JPMorgan Chase & Co.	1,194,192	351,284
	Bank of America Corp.	3,005,162	146,502
	Morgan Stanley	741,372	122,008
	Wells Fargo & Co.	1,390,022	110,660
	Goldman Sachs Group Inc.	123,573	104,542
	Progressive Corp.	488,262	96,793
	Citigroup Inc.	733,892	83,231
	Charles Schwab Corp.	632,535	59,446
	S&P Global Inc.	134,371	57,153
	Chubb Ltd.	148,830	48,508
	CME Group Inc.	140,429	41,476

		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	256,444	40,334
	Blackrock Inc.	41,454	39,867
	Aon plc Class A	118,932	38,389
	Ameriprise Financial Inc.	77,718	34,538
	Moody's Corp.	76,633	33,431
	Aflac Inc.	298,125	32,707
*	Arch Capital Group Ltd.	303,617	29,144
	Travelers Cos. Inc.	95,557	27,872
	KKR & Co. Inc.	299,811	27,733
	Nasdaq Inc.	321,915	27,327
*	Robinhood Markets Inc. Class A	384,216	26,626
	Marsh & McLennan Cos. Inc.	147,665	25,613
	PNC Financial Services Group Inc.	116,531	24,249
	Allstate Corp.	109,659	22,737
	Brown & Brown Inc.	339,907	22,165
	Popular Inc.	153,360	20,576
	MSCI Inc.	35,842	19,319
	American International Group Inc.	248,337	18,687
	Raymond James Financial Inc.	125,691	18,199
	US Bancorp	349,547	18,180
	Bank of New York Mellon Corp.	152,862	18,134
*	NU Holdings Ltd. Class A	1,243,327	17,867
	Assurant Inc.	76,302	16,619
	First Citizens BancShares Inc. Class A	8,346	15,729
	State Street Corp.	121,995	15,440
	Arthur J Gallagher & Co.	70,670	15,306
	Interactive Brokers Group Inc. Class A	226,008	15,158
*	Markel Group Inc.	7,851	15,027
	Fifth Third Bancorp	313,995	14,588
	Globe Life Inc.	104,117	14,490
	East West Bancorp Inc.	133,603	14,263
	Apollo Global Management Inc.	125,719	14,008
	SLM Corp.	645,142	13,813
	Prudential Financial Inc.	140,725	13,747
*	Coinbase Global Inc. Class A	76,480	13,354
	Reinsurance Group of America Inc.	59,104	12,067
	White Mountains Insurance Group Ltd.	5,215	11,457
	MetLife Inc.	156,264	11,051
	Truist Financial Corp.	240,120	11,038
	Loews Corp.	101,412	10,825
	Hartford Insurance Group Inc.	73,034	9,876
	Cboe Global Markets Inc.	34,996	9,836
	Principal Financial Group Inc.	107,082	9,649
	M&T Bank Corp.	46,128	9,536
	SEI Investments Co.	120,864	9,484
	Willis Towers Watson plc	31,933	9,283
	Broadridge Financial Solutions Inc.	57,129	9,282
	LPL Financial Holdings Inc.	30,614	9,210
	Commerce Bancshares Inc.	182,850	8,996
	Wintrust Financial Corp.	64,292	8,933
	Hanover Insurance Group Inc.	49,320	8,550
	W R Berkley Corp.	125,066	8,289
	T. Rowe Price Group Inc.	82,881	7,471
	Zions Bancorp NA	114,794	6,614
	Cullen/Frost Bankers Inc.	46,275	6,343
	MGIC Investment Corp.	208,978	5,486
	RenaissanceRe Holdings Ltd.	18,039	5,362
*	SoFi Technologies Inc.	337,039	5,352
	BOK Financial Corp.	38,470	4,927
*	Rocket Cos. Inc. Class A	270,049	3,848
*	Circle Internet Group Inc. Class A	40,061	3,822
	Jefferies Financial Group Inc.	86,386	3,565
	Voya Financial Inc.	48,056	3,283
	First Horizon Corp.	138,758	3,158
	Affiliated Managers Group Inc.	10,087	2,791
	Northern Trust Corp.	19,000	2,652
*	Brighthouse Financial Inc.	42,947	2,572
	Pinnacle Financial Partners Inc.	29,247	2,519
	Webster Financial Corp.	35,432	2,460
	Tradeweb Markets Inc. Class A	16,890	1,987

		Shares	Market Value ($000)
	Western Alliance Bancorp	25,004	1,772
*	Credit Acceptance Corp.	3,503	1,483
	Primerica Inc.	5,531	1,385
	Fidelity National Financial Inc.	29,371	1,362
	Assured Guaranty Ltd.	13,487	1,099
	Unum Group	3,849	281
	Morningstar Inc.	1,292	218
	Cincinnati Financial Corp.	737	116
	Stifel Financial Corp.	1,476	109
	Virtu Financial Inc. Class A	2,408	106
	Axis Capital Holdings Ltd.	998	101
	Evercore Inc. Class A	113	34
	Old Republic International Corp.	371	15
	Ares Management Corp. Class A	140	15
			2,670,562
Health Care (9.0%)
	Eli Lilly & Co.	349,024	321,022
	Johnson & Johnson	1,002,356	245,016
	AbbVie Inc.	718,976	156,370
	Merck & Co. Inc.	1,031,418	124,069
	UnitedHealth Group Inc.	357,345	96,694
	Thermo Fisher Scientific Inc.	179,693	88,325
	Amgen Inc.	236,221	83,114
*	Intuitive Surgical Inc.	156,358	72,080
	Abbott Laboratories	695,193	71,375
	Gilead Sciences Inc.	494,442	68,910
*	Vertex Pharmaceuticals Inc.	118,916	53,101
*	Boston Scientific Corp.	752,639	47,228
	Stryker Corp.	135,577	44,549
	Danaher Corp.	233,975	44,362
	Pfizer Inc.	1,417,555	39,805
	Bristol-Myers Squibb Co.	618,968	37,540
	Regeneron Pharmaceuticals Inc.	46,894	36,232
	HCA Healthcare Inc.	73,647	34,853
	Medtronic plc	373,911	32,399
	Cigna Group	113,814	30,360
	Elevance Health Inc.	101,321	29,662
	Zoetis Inc.	242,846	28,707
*	Waters Corp.	73,790	21,975
	Cardinal Health Inc.	102,851	21,733
*	Edwards Lifesciences Corp.	268,068	21,467
*	United Therapeutics Corp.	30,943	18,349
*	Alnylam Pharmaceuticals Inc.	55,289	18,293
	Labcorp Holdings Inc.	66,721	17,802
	Becton Dickinson & Co.	107,215	16,857
*	Biogen Inc.	87,259	15,997
*	IDEXX Laboratories Inc.	26,994	15,168
*	IQVIA Holdings Inc.	84,652	14,437
*	Insmed Inc.	84,591	13,832
	Quest Diagnostics Inc.	69,169	13,556
*	Moderna Inc.	246,032	12,498
*	Incyte Corp.	132,550	12,476
*	Ionis Pharmaceuticals Inc.	164,671	12,365
*	Cooper Cos. Inc.	160,825	11,499
*	Natera Inc.	54,694	10,938
	GE HealthCare Technologies Inc.	151,457	10,781
	Agilent Technologies Inc.	92,773	10,574
*	Jazz Pharmaceuticals plc	55,476	10,488
	Humana Inc.	59,899	10,386
*	Charles River Laboratories International Inc.	59,497	10,263
*	Revolution Medicines Inc.	102,283	9,947
	ResMed Inc.	41,949	9,417
	Revvity Inc.	103,849	9,098
*	Dexcom Inc.	141,508	8,887
	Bio-Techne Corp.	164,179	8,580
*	Solventum Corp.	128,749	8,407
*	Hologic Inc.	110,450	8,349
*	Penumbra Inc.	22,171	7,280
*	Insulet Corp.	34,469	7,233

		Shares	Market Value ($000)
	Zimmer Biomet Holdings Inc.	78,875	7,132
*	Tenet Healthcare Corp.	37,543	7,085
	STERIS plc	30,567	6,759
*	Veeva Systems Inc. Class A	37,867	6,652
*	Envista Holdings Corp.	259,837	6,592
*	Align Technology Inc.	36,988	6,341
	Viatris Inc.	461,678	6,237
*	Illumina Inc.	46,371	5,716
*	Elanco Animal Health Inc.	235,886	5,645
*	Medline Inc. Class A	126,542	5,631
	Baxter International Inc.	332,291	5,583
*	BioMarin Pharmaceutical Inc.	91,030	5,142
*	Exelixis Inc.	113,574	4,871
	Bruker Corp.	134,767	4,868
*	Globus Medical Inc. Class A	54,908	4,731
*	Roivant Sciences Ltd.	169,645	4,699
*	Avantor Inc.	580,939	4,555
	Universal Health Services Inc. Class B	24,568	4,397
*	Neurocrine Biosciences Inc.	32,932	4,338
*	Centene Corp.	130,719	4,280
	Teleflex Inc.	34,279	4,100
*	Halozyme Therapeutics Inc.	62,326	4,028
	Chemed Corp.	9,231	3,487
*	Henry Schein Inc.	46,501	3,427
*	Masimo Corp.	18,827	3,349
	West Pharmaceutical Services Inc.	12,061	3,023
	Organon & Co.	483,717	2,897
*	Repligen Corp.	23,961	2,823
*	DaVita Inc.	16,189	2,488
*	Summit Therapeutics Inc.	129,855	2,462
	Encompass Health Corp.	24,560	2,376
*	Viking Therapeutics Inc.	57,515	1,872
*	Molina Healthcare Inc.	13,428	1,790
	Royalty Pharma plc Class A	36,041	1,729
*	Sarepta Therapeutics Inc.	65,541	1,426
*	Bio-Rad Laboratories Inc. Class A	4,475	1,247
*	Caris Life Sciences Inc.	56,360	1,008
*	Doximity Inc. Class A	24,097	561
*	Medpace Holdings Inc.	947	455
*	Acadia Healthcare Co. Inc.	6,085	142
			2,340,649
Industrials (12.2%)
	Visa Inc. Class A	720,557	217,781
	Mastercard Inc. Class A	355,641	177,700
	Caterpillar Inc.	190,677	135,087
	GE Aerospace	454,373	128,937
	RTX Corp.	608,271	117,335
	GE Vernova Inc.	124,491	108,668
	American Express Co.	261,186	79,004
*	Boeing Co.	353,747	70,406
	Deere & Co.	116,336	65,532
	Union Pacific Corp.	254,771	61,812
	Eaton Corp. plc	164,681	58,901
	Parker-Hannifin Corp.	65,215	58,383
	Capital One Financial Corp.	281,190	51,297
	Northrop Grumman Corp.	67,269	45,894
	TransDigm Group Inc.	38,730	44,886
	Honeywell International Inc.	195,942	44,289
	FedEx Corp.	116,848	41,619
	Accenture plc Class A	204,707	40,591
	Lockheed Martin Corp.	66,693	40,309
	Sherwin-Williams Co.	124,477	39,901
	PACCAR Inc.	345,088	39,858
	CSX Corp.	940,456	38,606
	General Dynamics Corp.	110,221	37,830
	Trane Technologies plc	85,554	35,654
	Quanta Services Inc.	63,452	34,836
	Illinois Tool Works Inc.	133,372	34,715
*	Keysight Technologies Inc.	122,246	34,519

		Shares	Market Value ($000)
	AMETEK Inc.	154,174	33,049
	Norfolk Southern Corp.	115,127	33,041
	Howmet Aerospace Inc.	130,321	30,034
	BWX Technologies Inc.	141,690	28,974
	Johnson Controls International plc	210,275	27,535
	Cummins Inc.	51,132	27,510
	Martin Marietta Materials Inc.	46,278	27,243
	L3Harris Technologies Inc.	78,873	27,223
	Emerson Electric Co.	205,600	26,938
	Cintas Corp.	151,800	25,675
	WW Grainger Inc.	22,697	24,758
	Vulcan Materials Co.	87,366	23,790
	Automatic Data Processing Inc.	115,011	23,368
	Ingersoll Rand Inc.	270,927	21,707
	3M Co.	148,881	21,622
*	Fiserv Inc.	353,044	19,700
	Verisk Analytics Inc.	97,923	18,581
	Westinghouse Air Brake Technologies Corp.	74,148	18,530
	Expeditors International of Washington Inc.	129,162	18,500
	United Rentals Inc.	25,199	18,359
	Carrier Global Corp.	319,173	17,973
	Ball Corp.	304,012	17,970
*	Teledyne Technologies Inc.	28,442	17,208
	Old Dominion Freight Line Inc.	87,124	17,024
	JB Hunt Transport Services Inc.	77,704	16,465
	Huntington Ingalls Industries Inc.	42,600	16,184
	Rockwell Automation Inc.	43,511	15,615
	EMCOR Group Inc.	19,710	14,552
	Crown Holdings Inc.	142,565	14,292
	IDEX Corp.	75,388	14,290
	Armstrong World Industries Inc.	80,218	13,220
	PayPal Holdings Inc.	289,745	13,105
	Equifax Inc.	71,586	12,890
*	Axon Enterprise Inc.	30,078	12,774
	Toro Co.	128,813	12,036
	Otis Worldwide Corp.	154,499	11,909
	Fortive Corp.	212,277	11,735
	Oshkosh Corp.	79,188	11,657
	Curtiss-Wright Corp.	16,669	11,354
*	Mettler-Toledo International Inc.	8,946	11,283
	Hubbell Inc. Class B	22,804	11,191
	United Parcel Service Inc. Class B	111,838	11,003
	Synchrony Financial	160,262	10,901
	Owens Corning	99,539	10,772
	Xylem Inc.	89,582	10,705
	HEICO Corp.	38,927	10,674
	Global Payments Inc.	157,664	10,611
	Valmont Industries Inc.	25,791	10,305
	nVent Electric plc	86,699	10,255
	FTAI Aviation Ltd.	41,701	10,217
*	Block Inc. Class A	167,649	10,089
*	XPO Inc.	51,150	9,951
	Dover Corp.	47,069	9,811
	DuPont de Nemours Inc.	213,653	9,785
	Ferguson Enterprises Inc.	41,599	9,703
	Veralto Corp.	109,669	9,697
*	Generac Holdings Inc.	49,361	9,642
	AptarGroup Inc.	73,937	9,318
*	MasTec Inc.	28,849	9,282
*	Rocket Lab Corp.	143,225	9,198
	Dow Inc.	218,881	9,116
	Woodward Inc.	24,846	8,893
*	Corpay Inc.	29,148	8,482
	Graco Inc.	99,359	8,411
*	Fair Isaac Corp.	7,871	8,403
	Allison Transmission Holdings Inc.	65,885	7,712
*	Trimble Inc.	115,806	7,554
	Jack Henry & Associates Inc.	44,666	7,059
	Carlisle Cos. Inc.	20,638	6,885
	ITT Inc.	35,597	6,782

		Shares	Market Value ($000)
	Textron Inc.	76,556	6,703
*	Trex Co. Inc.	182,289	6,639
*	Zebra Technologies Corp. Class A	31,727	6,633
	Jacobs Solutions Inc.	51,301	6,530
	Flowserve Corp.	88,132	6,479
	Lennox International Inc.	13,687	6,353
	Fidelity National Information Services Inc.	134,490	6,309
	Genpact Ltd.	165,123	6,151
	CH Robinson Worldwide Inc.	36,813	6,113
	Packaging Corp. of America	28,697	6,090
*	Middleby Corp.	44,305	5,874
	PPG Industries Inc.	51,823	5,539
	Comfort Systems USA Inc.	3,990	5,502
	Silgan Holdings Inc.	141,358	5,485
*	ATI Inc.	37,699	5,484
	Esab Corp.	54,572	5,275
*	Saia Inc.	13,522	4,750
	Regal Rexnord Corp.	23,907	4,477
	AGCO Corp.	37,770	4,376
	TransUnion	63,094	4,365
*	Aurora Innovation Inc. Class A	1,046,698	4,312
	Donaldson Co. Inc.	50,042	4,247
*	Builders FirstSource Inc.	51,228	4,218
*	Affirm Holdings Inc. Class A	90,309	4,138
	Sealed Air Corp.	91,392	3,843
	MSC Industrial Direct Co. Inc. Class A	41,591	3,838
*	Amentum Holdings Inc.	145,038	3,783
*	Euronet Worldwide Inc.	56,835	3,772
*	FTI Consulting Inc.	21,341	3,772
	AECOM	42,351	3,592
	Advanced Drainage Systems Inc.	25,893	3,551
	Crane Co.	20,174	3,450
*	Mohawk Industries Inc.	34,649	3,412
	Tetra Tech Inc.	110,185	3,319
*	Kirby Corp.	23,066	3,065
*	Axalta Coating Systems Ltd.	109,313	3,028
*	GXO Logistics Inc.	57,339	2,973
	Sensata Technologies Holding plc	83,683	2,947
	Smurfit Westrock plc	71,563	2,852
*	Gates Industrial Corp. plc	125,993	2,849
	CRH plc	25,386	2,669
	Eagle Materials Inc.	13,851	2,624
	Acuity Inc.	8,967	2,513
*	TopBuild Corp.	6,987	2,454
	Pentair plc	26,089	2,273
*	Everus Construction Group Inc.	17,506	2,067
	Allegion plc	13,424	1,950
	Stanley Black & Decker Inc.	26,675	1,895
	Vontier Corp.	51,125	1,813
	Ralliant Corp.	38,130	1,586
	Fortune Brands Innovations Inc.	37,905	1,477
	WESCO International Inc.	5,097	1,395
	AAON Inc.	15,680	1,297
	Robert Half Inc.	50,501	1,283
	Amcor plc	29,624	1,178
*	QXO Inc.	51,815	1,006
	Brunswick Corp.	9,591	698
	Graphic Packaging Holding Co.	67,428	670
*	Core & Main Inc. Class A	11,478	567
	HEICO Corp. Class A	2,666	563
	RPM International Inc.	5,644	561
	Littelfuse Inc.	1,399	475
	CNH Industrial NV	36,544	402
*	WEX Inc.	2,592	397
	WillScot Holdings Corp.	20,781	361
*	Shift4 Payments Inc. Class A	5,546	242
*	Hayward Holdings Inc.	6,271	84
*	Loar Holdings Inc.	1,350	77
	Lincoln Electric Holdings Inc.	143	36
	Snap-on Inc.	60	22

		Shares	Market Value ($000)
	Masco Corp.	287	17
	Watsco Inc.	47	17
	Crane NXT Co.	164	7
			3,167,194
Real Estate (2.1%)
	Welltower Inc.	355,755	70,336
	Equinix Inc.	56,183	55,073
	Prologis Inc.	410,964	54,321
*	CBRE Group Inc. Class A	292,677	39,646
	Digital Realty Trust Inc.	192,396	34,672
	American Tower Corp.	183,647	31,694
	Ventas Inc.	346,123	28,306
	SBA Communications Corp.	93,326	16,062
	Public Storage	58,881	15,950
	AvalonBay Communities Inc.	96,429	15,752
*	Jones Lang LaSalle Inc.	51,205	15,583
	Simon Property Group Inc.	82,364	15,363
	Weyerhaeuser Co.	604,768	14,775
	Extra Space Storage Inc.	105,773	13,870
	Crown Castle Inc.	153,466	12,478
	Equity LifeStyle Properties Inc.	191,794	11,972
	American Homes 4 Rent Class A	341,378	9,531
	Iron Mountain Inc.	79,586	8,129
	Vornado Realty Trust	311,298	8,091
	Essex Property Trust Inc.	31,988	7,741
	Mid-America Apartment Communities Inc.	62,424	7,623
	Equity Residential	126,439	7,479
	Alexandria Real Estate Equities Inc.	158,418	7,354
*	CoStar Group Inc.	164,650	6,642
	Lamar Advertising Co. Class A	49,553	6,276
	Realty Income Corp.	74,215	4,541
*	Zillow Group Inc. Class C	108,338	4,483
	Kimco Realty Corp.	182,776	4,107
	Invitation Homes Inc.	159,763	3,970
	Camden Property Trust	40,323	3,938
*	Zillow Group Inc. Class A	91,767	3,798
*	Howard Hughes Holdings Inc.	54,984	3,478
	Host Hotels & Resorts Inc.	171,510	3,286
	First Industrial Realty Trust Inc.	51,231	2,964
	Federal Realty Investment Trust	8,082	858
*	Fermi Inc.	140,346	820
	VICI Properties Inc. Class A	29,949	818
	Sun Communities Inc.	5,295	667
	EastGroup Properties Inc.	2,800	518
	Agree Realty Corp.	1,990	150
			553,115
Technology (37.2%)
	NVIDIA Corp.	10,155,915	1,771,192
	Apple Inc.	6,283,795	1,594,764
	Microsoft Corp.	3,210,618	1,188,474
	Alphabet Inc. Class A	2,436,132	700,534
	Alphabet Inc. Class C	2,157,070	618,777
	Broadcom Inc.	1,984,208	614,132
	Meta Platforms Inc. Class A	951,141	544,176
	Micron Technology Inc.	464,595	156,959
	Lam Research Corp.	706,406	150,931
*	Advanced Micro Devices Inc.	678,333	137,993
*	Palantir Technologies Inc. Class A	917,739	134,247
	Applied Materials Inc.	345,710	118,160
	KLA Corp.	79,681	117,323
	Oracle Corp.	718,442	105,690
*	Intel Corp.	1,902,459	83,956
	Amphenol Corp. Class A	659,238	83,295
	International Business Machines Corp.	328,386	79,598
	Salesforce Inc.	373,021	69,632
	Texas Instruments Inc.	356,842	69,277
	Corning Inc.	433,365	58,925
	QUALCOMM Inc.	456,471	58,784
*	Cadence Design Systems Inc.	206,502	57,381

		Shares	Market Value ($000)
	Analog Devices Inc.	179,001	56,947
*	Palo Alto Networks Inc.	353,795	56,720
	Intuit Inc.	123,342	53,331
	Western Digital Corp.	180,456	48,812
*	ServiceNow Inc.	464,411	48,554
*	Adobe Inc.	198,561	48,266
*	Synopsys Inc.	121,510	48,176
	Vertiv Holdings Co. Class A	165,377	41,440
*	Sandisk Corp.	63,272	40,199
*	Crowdstrike Holdings Inc. Class A	102,169	39,888
*	AppLovin Corp. Class A	98,403	39,164
*	Fortinet Inc.	429,633	35,110
	Marvell Technology Inc.	353,623	35,026
	Teradyne Inc.	112,556	33,368
*	Autodesk Inc.	133,680	32,003
*	Cloudflare Inc. Class A	126,058	26,011
*	DoorDash Inc. Class A	162,479	24,396
*	Snowflake Inc. Class A	155,231	23,412
	Roper Technologies Inc.	52,538	18,591
	Dell Technologies Inc. Class C	112,708	18,499
*	Strategy Inc.	144,746	18,064
	Cognizant Technology Solutions Corp. Class A	281,420	17,265
	Monolithic Power Systems Inc.	15,563	17,016
	Hewlett Packard Enterprise Co.	711,355	16,937
	VeriSign Inc.	65,551	16,280
*	Coherent Corp.	62,901	14,984
*	Arrow Electronics Inc.	103,474	14,839
*	Datadog Inc. Class A	99,767	11,778
*	Okta Inc.	147,877	11,639
	Jabil Inc.	42,664	11,333
*	GoDaddy Inc. Class A	135,972	11,241
*	Zoom Communications Inc.	136,275	10,955
*	Gartner Inc.	62,446	9,888
*	ON Semiconductor Corp.	159,507	9,877
*	Atlassian Corp. Class A	124,949	8,528
	NetApp Inc.	82,184	8,415
*	Akamai Technologies Inc.	71,583	8,221
	Qnity Electronics Inc.	70,291	8,110
*	Everpure Inc. Class A	136,249	8,044
	Microchip Technology Inc.	115,669	7,473
*	PTC Inc.	50,661	7,219
	Dolby Laboratories Inc. Class A	115,638	6,945
*	Twilio Inc. Class A	55,147	6,939
*	Maplebear Inc.	181,891	6,814
*	MongoDB Inc.	27,702	6,781
*	Workday Inc. Class A	51,931	6,747
	SS&C Technologies Holdings Inc.	96,201	6,500
	Avnet Inc.	105,416	6,496
*	CACI International Inc. Class A	10,869	5,911
*	Guidewire Software Inc.	39,213	5,865
*	Super Micro Computer Inc.	227,167	5,173
	Leidos Holdings Inc.	32,104	4,993
*	F5 Inc.	16,896	4,889
*	Astera Labs Inc.	43,885	4,810
*	Manhattan Associates Inc.	33,371	4,442
*	Toast Inc. Class A	165,968	4,400
	Gen Digital Inc.	230,287	4,336
	Entegris Inc.	33,745	3,956
*	Kyndryl Holdings Inc.	299,900	3,935
*	Gitlab Inc. Class A	165,438	3,580
*	Nutanix Inc. Class A	93,253	3,545
*	Tyler Technologies Inc.	9,957	3,409
	Paycom Software Inc.	21,868	2,658
*	GLOBALFOUNDRIES Inc.	57,994	2,580
*	SentinelOne Inc. Class A	194,626	2,507
	Match Group Inc.	81,537	2,504
*	Lattice Semiconductor Corp.	21,660	2,009
*	Onto Innovation Inc.	9,347	1,917
*	Teradata Corp.	71,368	1,829
*	Qorvo Inc.	22,881	1,771

		Shares	Market Value ($000)
*	Dropbox Inc. Class A	69,642	1,582
*	HubSpot Inc.	6,425	1,568
*	IAC Inc.	37,029	1,482
*	Reddit Inc. Class A	10,352	1,394
*	Unity Software Inc.	54,510	1,196
*	Allegro MicroSystems Inc.	33,490	1,056
*	Docusign Inc.	20,889	990
*	Zscaler Inc.	6,783	952
	Amdocs Ltd.	11,856	774
*	Parsons Corp.	12,847	696
*	Cirrus Logic Inc.	4,755	688
	HP Inc.	31,827	611
*	Trump Media & Technology Group Corp.	55,358	514
*	Appfolio Inc. Class A	3,018	476
	Pegasystems Inc.	9,984	425
	Universal Display Corp.	4,500	412
*	Dynatrace Inc.	9,146	338
*	ZoomInfo Technologies Inc. Class A	45,542	272
*	EPAM Systems Inc.	1,200	162
*	Figure Technology Solutions Inc. Class A	3,950	134
*	DXC Technology Co.	6,993	88
	Bentley Systems Inc. Class B	2,152	76
*	Procore Technologies Inc.	1,058	60
	TD SYNNEX Corp.	281	47
			9,674,453
Telecommunications (2.2%)
	Cisco Systems Inc.	1,614,607	125,277
	AT&T Inc.	2,698,802	78,238
	Verizon Communications Inc.	1,360,371	68,291
	T-Mobile US Inc.	314,526	66,060
*	Arista Networks Inc.	421,540	51,757
	Comcast Corp. Class A	1,520,858	43,664
*	Ciena Corp.	83,644	32,473
*	Lumentum Holdings Inc.	36,137	25,396
	Motorola Solutions Inc.	54,025	23,445
*	Liberty Global Ltd. Class A	1,078,936	13,044
*	Charter Communications Inc. Class A	60,045	12,963
*	AST SpaceMobile Inc. Class A	88,120	7,302
*	Roku Inc.	55,182	5,221
*	Liberty Broadband Corp. Class A	88,561	4,448
*	GCI Liberty Inc. Class A	99,631	3,671
*	Liberty Broadband Corp. Class C	37,452	1,884
	Iridium Communications Inc.	31,435	872
*	GCI Liberty Inc. Class C	16,109	599
	Ubiquiti Inc.	683	540
			565,145
Utilities (2.6%)
	NextEra Energy Inc.	963,844	89,522
	Southern Co.	430,670	41,568
	Duke Energy Corp.	311,555	40,795
	Constellation Energy Corp.	141,884	39,621
	Waste Management Inc.	171,073	39,311
	PG&E Corp.	2,186,983	38,425
	CenterPoint Energy Inc.	588,810	25,413
	Sempra	257,919	25,062
	Atmos Energy Corp.	133,378	24,638
	Vistra Corp.	161,936	24,344
	WEC Energy Group Inc.	206,521	23,909
	American Water Works Co. Inc.	158,173	21,526
	Exelon Corp.	386,434	18,943
	American Electric Power Co. Inc.	130,646	17,125
	CMS Energy Corp.	211,659	16,421
	Consolidated Edison Inc.	133,006	15,054
	Republic Services Inc.	66,464	14,557
	Xcel Energy Inc.	180,857	14,367
	NiSource Inc.	290,045	13,533
	Public Service Enterprise Group Inc.	162,432	13,149
	NRG Energy Inc.	81,996	11,983
	Eversource Energy	170,744	11,829

			Shares	Market Value ($000)
		DTE Energy Co.	80,571	11,781
		Ameren Corp.	103,420	11,368
		Entergy Corp.	92,692	10,415
		Edison International	138,188	10,113
		FirstEnergy Corp.	196,592	9,959
*		Talen Energy Corp.	29,282	9,348
		Essential Utilities Inc.	183,416	7,386
		Dominion Energy Inc.	116,216	7,184
		Alliant Energy Corp.	90,260	6,477
*		Clean Harbors Inc.	22,369	6,414
		PPL Corp.	74,025	2,828
		AES Corp.	147,914	2,084
		MDU Resources Group Inc.	70,024	1,451
		National Fuel Gas Co.	13,356	1,255
		UGI Corp.	31,963	1,164
		IDACORP Inc.	2,318	331
		Evergy Inc.	2,716	222
		OGE Energy Corp.	2,704	130
				681,005
Total Common Stocks (Cost $6,526,628)				25,906,906
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $102,354)	3.687%	1,023,614	102,351
Total Investments (99.9%) (Cost $6,628,982)				26,009,257
Other Assets and Liabilities—Net (0.1%)				18,132
Net Assets (100%)				26,027,389
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	208	68,336	(1,012)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	6,940	(4.490)	227	—
Citigroup Inc.	8/31/2027	BANA	5,150	(4.380)	—	(51)
Global Payments Inc.	8/31/2026	BANA	1,589	(4.299)	—	(79)
Goldman Sachs Group Inc.	8/31/2027	BANA	5,346	(4.455)	23	—
JPMorgan Chase & Co.	8/31/2027	BANA	24,874	(4.427)	—	(121)
NetApp Inc.	8/31/2026	BANA	249	(4.320)	—	(8)
PayPal Holdings Inc.	8/31/2026	BANA	8,144	(4.366)	64	—
Raymond James Financial Inc.	2/1/2027	CITNA	579	(4.140)	2	—
VICI Properties Inc. Class A	8/31/2026	BANA	58	(4.340)	2	—
VICI Properties Inc. Class A	2/1/2027	CITNA	3	(4.090)	—	—
					318	(259)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	25,906,906	—	—	25,906,906
Temporary Cash Investments	102,351	—	—	102,351
Total	26,009,257	—	—	26,009,257

Derivative Financial Instruments
Assets
Swap Contracts	—	318	—	318
Liabilities
Futures Contracts[1]	(1,012)	—	—	(1,012)
Swap Contracts	—	(259)	—	(259)
Total	(1,012)	(259)	—	(1,271)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.